Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Income:
Interest income		$ 54,066	$ 23,934	$ 3,411
Expenses:
Ongoing placement agent fees (Note 2j)		168,976	236,538	273,887
General Partner fees (Note 2i)		135,181	189,229	219,110
Management fees (Note 4)		126,731	177,400	205,415
Incentive fees (Note 4)			94,111	386,005
Total expenses		430,888	697,278	1,084,417
Net investment loss		(376,822)	(673,344)	(1,081,006)
Trading Results:
Net realized gains (losses) on investment		251,104	(409,784)	4,094,092
Net change in unrealized gains (losses) on investment		(9,705)	(90,353)	(870,869)
Total trading results		241,399	(500,137)	3,223,223
Net income (loss)		$ (135,423)	$ (1,173,481)	$ 2,142,217
Net income (loss) per Unit (Note 8)	[1]	$ (0.29)	$ (1.08)	$ 1.43
Weighted average number of Units outstanding		911,204.435	1,204,884.421	1,489,830.597
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Income:
Interest income		$ 335,653	$ 149,929	$ 6,571
Expenses:
Ongoing placement agent fees (Note 2j)		1,035,010	1,613,123	2,201,751
General Partner fees (Note 2i)		1,035,010	1,613,123	2,201,751
Management fees (Note 4)		853,195	1,278,401	1,923,032
Total expenses		2,923,215	4,504,647	6,326,534
Net investment loss		(2,587,562)	(4,354,718)	(6,319,963)
Trading Results:
Net realized gains (losses) on investment		1,931,048	(8,560,404)	2,855,236
Net change in unrealized gains (losses) on investment		857,908	(102,999)	(4,330,138)
Total trading results		2,788,956	(8,663,403)	(1,474,902)
Net income (loss)		$ 201,394	$ (13,018,121)	$ (7,794,865)
Net income (loss) per Unit (Note 8)	[1]	$ 0.28	$ (4.39)	$ (2.25)
Weighted average number of Units outstanding		2,267,801.511	3,039,416.299	3,661,532.170
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Income:
Interest income		$ 79,179	$ 20,400	$ 3,118
Expenses:
Ongoing placement agent fees (Note 2j)		256,919	432,230	603,212
General Partner fees (Note 2i)		256,919	432,230	603,212
Management fees (Note 4)		148,845	238,151	177,872
Total expenses		662,683	1,102,611	1,384,296
Net investment loss		(583,504)	(1,082,211)	(1,381,178)
Trading Results:
Total trading results		(558,444)	20,293	(3,760,506)
Net income (loss)		$ (1,141,948)	$ (1,061,918)	$ (5,141,684)
Net income (loss) per Unit (Note 8)	[1]	$ (0.79)	$ (0.62)	$ (2.08)
Weighted average number of Units outstanding		1,254,389.538	1,883,921.134	2,418,049.941
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Trading Results:
Net realized gains (losses) on investment			$ 3,559,306	$ 21,012,914
Net change in unrealized gains (losses) on investment			(3,894,858)	(24,341,749)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund L.P. [Member]
Trading Results:
Net realized gains (losses) on investment		$ 88,302	(110,881)	5,797
Net change in unrealized gains (losses) on investment		(638,440)	(793,255)	98,819
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund L.P. [Member]
Trading Results:
Net realized gains (losses) on investment		(17,251)	103,332	(12,090)
Net change in unrealized gains (losses) on investment		8,945	1,156,649	(524,197)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Income:
Interest income			150,226	14,184
Expenses:
Ongoing placement agent fees (Note 2j)			1,605,229	2,045,080
General Partner fees (Note 2i)			1,605,229	2,045,080
Management fees (Note 4)			1,244,716	1,581,367
Incentive fees (Note 4)			208,244	899,082
Total expenses			4,663,418	6,570,609
Net investment loss			(4,513,192)	(6,556,425)
Trading Results:
Total trading results			(1,116,946)	6,239,846
Net income (loss)			$ (5,630,138)	$ (316,579)
Net income (loss) per Unit (Note 8)	[1]		$ (1.36)	$ (0.12)
Weighted average number of Units outstanding			4,307,665.714	5,291,205.995
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment Income:
Interest income	[2]	359,039
Expenses:
Ongoing placement agent fees (Note 2j)	[2]	1,108,189
General Partner fees (Note 2i)	[2]	1,108,189
Management fees (Note 4)	[2]	839,197
Total expenses	[2]	3,055,575
Net investment loss	[2]	(2,696,536)
Trading Results:
Total trading results	[2]	622,901
Net income (loss)	[2]	$ (2,073,635)
Net income (loss) per Unit (Note 8)	[1],[2]	$ (0.68)
Weighted average number of Units outstanding	[2]	3,185,918.652
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Funds [Member]
Investment Income:
Interest income			$ 102,507	$ 7,337
Trading Results:
Net realized gains (losses) on investment			(3,006,930)	6,387,957
Net change in unrealized gains (losses) on investment			600,852	(976,511)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Funds [Member] | Liquidation Basis of Accounting [Member]
Investment Income:
Interest income	[2]	$ 239,220
Trading Results:
Net realized gains (losses) on investment	[2]	2,459,794
Net change in unrealized gains (losses) on investment	[2]	(192,039)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Investment Income:
Interest income			47,719	6,847
Trading Results:
Net realized gains (losses) on investment			920,443	1,803,434
Net change in unrealized gains (losses) on investment			$ 368,689	(948,185)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member] | Liquidation Basis of Accounting [Member]
Investment Income:
Interest income	[2]	119,819
Trading Results:
Net realized gains (losses) on investment	[2]	(959,244)
Net change in unrealized gains (losses) on investment	[2]	$ (685,610)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Trading Results:
Net realized gains (losses) on investment				374,099
Net change in unrealized gains (losses) on investment				$ (400,948)

[1]	Represents the change in net asset value per Unit.
[2]	Presented on a liquidation basis of accounting.